Supplement dated July 22, 2026
to the following statutory prospectus(es):
BOA IV, BOA America's VISION Annuity, BOA America's FUTURE Annuity II, Nationwide Destination All American Gold, Compass All American Gold, Key All American Gold, M&T All American Gold, Wells Fargo Gold Variable Annuity, BOA Achiever Annuity, BOA Future Venue Annuity, Nationwide Heritage Annuity, Nationwide Destination C, BOA Elite Venue Annuity, Nationwide Destination B , Nationwide Destination L , Nationwide Destination EV (2.0), Nationwide Destination EV NY (2.0), Nationwide Destination B (2.0), Nationwide Destination B NY (2.0), Nationwide Destination L (2.0), Nationwide Destination L NY (2.0), Nationwide Destination Navigator (2.0), Nationwide Destination Navigator NY (2.0), Nationwide Destination All American Gold (2.0), Nationwide Destination All American Gold NY (2.0), Nationwide Destination Architect 2.0, Nationwide Destination Future, Nationwide Destination Future NY, Nationwide Destination Freedom+ Variable Annuity, BOA America's Future Annuity, America's Future Horizon Annuity, BOA V, Nationwide Advisory Retirement Income Annuity, Nationwide Advisory Retirement Income Annuity - New York, BOA FPVUL, BOA TNG, BOA ChoiceLife FPVUL, BOA The Next Generation II FPVUL, Nationwide YourLife Protection VUL - New York, Nationwide YourLife Accumulation VUL - New York, Nationwide YourLife Survivorship VUL - New York , Nationwide YourLife Protection VUL - Nationwide Life and Annuity Insurance Company, Nationwide YourLife Accumulation VUL - Nationwide Life and Annuity Insurance Company, Nationwide YourLife Survivorship VUL, Nationwide Accumulator IVUL, Nationwide Accumulator IVUL - Series H, Nationwide Marathon VUL Ultra, Nationwide Protector IVUL, Nationwide Protector IVUL - Series H, Monument Advisor, Monument Advisor Select, Monument Advisor NY and Monument Advisor Select NY dated May 1, 2026
This supplement updates certain information contained in your statutory prospectus. Please read and retain this supplement for future reference.
The following underlying mutual funds are offered as investment options under the contract or policy.
Effective October 5, 2026, the name of the investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB	Putnam Variable Trust - Putnam VT Focused U.S. Research Fund: Class IB
PROS-1193